FINANCE (COSTS)/INCOME - NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
FINANCE (COSTS)/INCOME - NET [abstract]
Bank charges	¥ (2,866)			¥ (3,823)	¥ (7,387)
Amortisation of interest for employee benefit obligations (Note 24)					(226)
Net foreign exchange (loss)/gains	(7,304)			6,374	3,005
Finance (costs)/income-net	¥ (10,170)	$ (1,563)		¥ 2,551	¥ (4,608)

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.